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                        SUPPLEMENT DATED NOVEMBER 1, 1998
                         TO PROSPECTUS DATED MAY 1, 1998

THE FOLLOWING IS TO REPLACE THE SECOND AND THIRD SENTENCES OF THE PARAGRAPH ENTITLED "AVAILABILITY OF POLICY" ON PAGE 5 OF YOUR PROSPECTUS:

       The Minimum Face Amount is $50,000 ($100,000 for Preferred Risks).